EXHIBIT 99.1

John Deere Owner Trust 2006
Statement to Noteholders

$183,500,000	Class A-1 5.36417% Asset Backed Notes due July 13, 2007
$123,000,000	Class A-2 5.41% Asset Backed Notes due November 17, 2008
$272,000,000	Class A-3 5.38% Asset Backed Notes due July 15, 2010
$211,970,000	Class A-4 5.39% Asset Backed Notes due June 17, 2013
$12,040,248	Asset Backed Certificates

Payment Date:					15-Jun-07

(1)	Before giving effect to distributions on this Payment Date:

		(a)	(i)	outstanding principal amount of Class A-1 Notes:	$0.00
			(ii)	A-1 Note Pool Factor:	0.0000000

		(b)	(i)	outstanding principal amount of Class A-2 Notes:	$42,893,061.79
			(ii)	A-2 Note Pool Factor:	0.3487241

		(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance:	$12,040,248.00
			(ii)	Certificate Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

		(a)	Class A-1 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(b)	Class A-2 Notes:		$19,788,237.11
			per $1,000 original principal amount:		$160.88

		(c)	Class A-3 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(d)	Class A-4 Notes:		$0.00
			per $1,000 original principal amount:		$0.00

		(e)	Total		$19,788,237.11

(3)	(a)	Amount of interest being paid on Notes:

				(i) Class A-1 Notes:	$0.00
				per $1,000 original principal amount:	$0.00

				(ii) Class A-2 Notes:	$193,376.22
				per $1,000 original principal amount:	$1.57

				(iii) Class A-3 Notes:	$1,219,466.67
				per $1,000 original principal amount:	$4.48

				(iv) Class A-4 Notes:	$952,098.58
				per $1,000 original principal amount:	$4.49

				(v) Total	$2,364,941.47

(4)	(a)	Pool Balance (excluding accrued interest):
				(i) at beginning of related Collection Period:	$535,386,015.48
				(ii) at end of related Collection Period:	$515,839,013.83

	(b)	Note Value:
				(i) at beginning of related Collection Period:	$538,903,310.09
				(ii) at end of related Collection Period:	$519,115,072.98

	(c)	Pool Face Amount:
				(i) at beginning of related Collection Period:	$620,329,879.83
				(ii) at end of related Collection Period:	$595,648,038.63

(5)	After giving effect to distributions on this Payment Date:

		(a)	(i)	outstanding principal amount of Class A-1 Notes:	$0.00
			(ii)	A-1 Note Pool Factor:	0.0000000

		(b)	(i)	outstanding principal amount of Class A-2 Notes:	$23,104,824.68
			(ii)	A-2 Note Pool Factor:	0.1878441

		(c)	(i)	outstanding principal amount of Class A-3 Notes:	$272,000,000.00
			(ii)	A-3 Note Pool Factor:	1.0000000

		(d)	(i)	outstanding principal amount of Class A-4 Notes:	$211,970,000.00
			(ii)	A-4 Note Pool Factor:	1.0000000

		(e)	(i)	Certificate Balance	$12,040,248.00
			(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:				$446,155.01
			per $1,000 original principal amount:		$0.56
	(a)	Amount of Servicing Fee earned:			$446,155.01
	(b)	Amount of Servicing Fee paid:			$446,155.01
	(c)	Amount of Servicing Fee Shortfall:			$0.00

(7)	Amount of Administration Fee:				$100.00

(8)	Aggregate Purchase Amounts for Collection Period:				$0.00

(9)	(i)	Amount in Reserve Account:			$12,037,654.00
	(ii)	Specified Reserve Account Balance:			$12,037,654.00

(10)	(i)	Scheduled Payments of Receivables 60 days or more past due:			$1,431,833.00
	(ii)	Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:			0.28%

(11)	(i)	Face Amount of Receivables 60 days or more past due:	$15,458,460.00
	(ii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	2.60%
	(iii)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	3.00%
	(iv)	Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	2.65%

(12)	(i)	Aggregate amount of net losses for the collection period:	$387,304.17
	(ii)	Cumulative amount of net losses:	$1,619,806.36
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.20%

(13)	If the payment Date is in June 2008 or December 2008:
	(i)	Average Delinquency Ratio Test is met:	NA
	(ii)	Cumulative Net Loss Ratio Test is met:	NA
	(iii)	Specified Reserve Reduction Trigger is met:	NA
	(iv)	Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA